Related party and employee transactions (Details) ¥ in Millions					1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 02, 2017 USD ($)	Nov. 10, 2017 USD ($)	Sep. 12, 2017 USD ($)	Nov. 10, 2016 USD ($)	Jul. 31, 2017 USD ($)	Jun. 28, 2016 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 24, 2017 USD ($)
Related Party Transaction [Line Items]
Amounts due from related parties								$ 125,662,072	$ 17,731,875
Due from Related Parties, Noncurrent								24,665,944	0
Due from Related Parties								150,328,016	17,731,875
Due to Related Parties, Current								128,178,423	66,229,724
Due to Related Parties, Noncurrent								29,917,961	0
Advances to employees								2,174,302	620,462
Due to Related Parties								158,096,384	66,229,724
Payments to Fund Long-term Loans to Related Parties									4,350,000
Technology Services Revenue									3,120,000
Equity Method Investment, Ownership Percentage							25.00%
Other Long-term Investments								829,773,150	7,797,559
Director [Member]
Related Party Transaction [Line Items]
Director's remuneration amount								10,634,720	10,295,641	$ 8,549,672
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member]
Related Party Transaction [Line Items]
Amounts due from related parties								5,909,736	17,731,875
Debt Instrument, Face Amount								5,869,138
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest Payable								40,598
Repayments of Related Party Debt								$ 14,941,349
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Unsecured Debt [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Bears interest								7.50%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Unsecured Debt [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Bears interest								10.00%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Interest Bearing Loan [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 1,155,459
Beijing Aijieli Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties								12,889,735	0
Initial Cost | ¥							¥ 40
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage							100.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥							¥ 10
Equity Method Investment, Ownership Percentage							25.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinzhihui Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥							¥ 30
Equity Method Investment, Ownership Percentage							75.00%
Xinyuan Technology Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold						6.00%
Equity Method Investment, Amount Sold						$ 506,696
Shanghai Hexinli Property Management Center [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold				21.05%
Equity Method Investment, Amount Sold				$ 337,344
Shenzhen Pingjia Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								0	66,229,724
Xinyuan Investment Management Co., Limited. [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				70.00%
Equity Method Investment, Ownership Percentage				30.00%
Business Combination, Consideration Transferred				$ 0
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties								10,429,990	0
Initial Cost | ¥							¥ 30
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Beijing Future Xinruifeng Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							66.67%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Xinyuan China Real Estate, Ltd. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage							33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage							100.00%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage							33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinruifeng Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥							¥ 20
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties								3,576,543	0
Initial Cost | ¥							¥ 30
Equity Method Investment, Ownership Percentage							100.00%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Xinyuan China Real Estate, Ltd. [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥							¥ 10
Equity Method Investment, Ownership Percentage							33.33%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Beijing Future Xinhujin Science and Technology [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							66.67%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinhujin Science and Technology [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥							¥ 20
Equity Method Investment, Ownership Percentage							66.67%
Chengdu Renju [Member]
Related Party Transaction [Line Items]
Amounts due from related parties								35,199,433	0
Guangzhou Huanglong [Member]
Related Party Transaction [Line Items]
Amounts due from related parties								38,934,992	0
Debt Instrument, Face Amount								$ 38,260,231
Guangzhou Huanglong [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Bears interest								17.50%
Interest Payable								$ 353,375
Debt term								3 months
Qingdao Huiju [Member]
Related Party Transaction [Line Items]
Amounts due from related parties								$ 18,721,643	0
Xinzheng Meihang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent								24,665,944	0
Due to Related Parties, Noncurrent								29,917,961	0
Debt Instrument, Face Amount								$ 24,100,060
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Bears interest								11.50%
Interest Payable								$ 565,884
Debt term								3 years
Suzhou Fuchao Enterprise Management Consulting Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								$ 23,387,006	0
Suzhou Fuchao Enterprise Management Consulting Co.,Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest Payable								1,317,340
Nanjing Gold Pedestal Real Estate Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								23,388,992	0
Suzhou Country Garden Real Estate Development Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								23,385,379	0
Taicang Guangyuan Real Estate Development Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								23,387,006	0
Suzhou Fuyi Enterprise Management Consulting Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								7,470,721	0
Suzhou Guozhan Commercial Plaza Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								7,470,721	0
Kunshan Shine Land Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								7,470,721	0
Shanghai Cifi Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								7,431,209	0
Shanghai Xinbi Real Estate Development Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								3,671,987	0
Changxing Xinbi Investment Management Partnership (limited partnership) [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								743,121	0
Foshan Shunde District Gongheng Investment Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current								371,560	0
Zhengzhou Xinnan Real Estate Co., Ltd. [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									$ 63,572,149
Bears interest									12.00%
Debt term									1 year
Zhengzhou Xinnan Real Estate Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest Payable									$ 2,657,575
Zhengzhou Xinnan Real Estate Co., Ltd. [Member] | Interest Bearing Loan [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									$ 24,086,781
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 92,231,041
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Bears interest								4.25%
Zhengzhou Hangmei Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 28,968,446
Zhengzhou Hangmei Technology Development Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest Payable								$ 949,515
Debt term								3 years
Juzhouyun [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Amount Sold		$ 1,530,409
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Kunshan Xinyuan [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold					1.33%
Equity Method Investment, Amount Sold					$ 1,256,909
Suhzou Wanzhuo [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold			80.00%
Proceeds from Sales of Business, Affiliate and Productive Assets			$ 23,687,327
Guangzhou Huanglong [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current								$ 321,386
Taicang Pengchi [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 5,222,594
Taicang Pengchi [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 34,630,042
Xin Future Yihao Private Equity Funds [Member]
Related Party Transaction [Line Items]
Other Long-term Investments											$ 2,142,573
Beijing Xinju [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold								49.00%
Beijing Xinju [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold								51.00%